UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:     811-21493

          BlackRock Strategic Dividend Achievers™ Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Strategic Dividend Achievers™ Trust

40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:     888-825-2257

Date of fiscal year end:     October 31, 2006
Date of reporting period:     July 31, 2006

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
JULY 31, 2006

BlackRock Strategic Dividend Achievers Trust (BDT)

Shares	Description	Value

	LONG-TERM INVESTMENTS—99.5%
	Common Stocks—99.5%
	Automotive—3.5%
207,000	Genuine Parts Co.	$ 8,619,480
48,600	Harsco Corp.	3,917,646
95,000	Superior Industries Intl.	1,729,950

	Total Automotive	14,267,076

	Basic Materials—2.4%
256,700	RPM Intl., Inc.	4,810,558
155,300	Sonoco Products Co.	5,051,909

	Total Basic Materials	9,862,467

	Building & Development—0.4%
111,500	ABM Industries, Inc.	1,839,750

	Consumer Products—12.8%
152,000	Avery Dennison Corp.	8,911,760
162,600	La-Z-Boy, Inc.	2,073,150
82,000	Lancaster Colony Corp.	3,142,240
82,300	Meridian Bioscience, Inc.	1,728,300
260,000	Pier 1 Imports, Inc.	1,768,000
76,800	Polaris Industries, Inc.	2,935,296
167,450	Sherwin-Williams Co.	8,472,970
164,100	Stanley Works	7,445,217
146,900	Supervalu, Inc.	3,982,459
65,900	Universal Corp.	2,327,588
143,000	VF Corp.	9,698,260

	Total Consumer Products	52,485,240

	Energy—17.1%
50,400	American States Water Co.	1,907,640
174,200	Atmos Energy Corp.	5,011,734
59,600	Black Hills Corp.	2,135,468
66,000	California Water Service Group	2,415,600
195,400	Consolidated Edison, Inc.	9,158,398
217,200	MDU Resources Group, Inc.	5,353,980
85,200	MGE Energy, Inc.	2,767,296
146,400	National Fuel Gas Co.	5,437,296
47,000	New Jersey Resources Corp.	2,346,710
99,500	Otter Tail Corp.	2,951,170
116,500	Peoples Energy Corp.	4,917,465
166,500	Piedmont Natural Gas Co.	4,285,710
106,700	Pinnacle West Capital Corp.	4,589,167
151,200	UGI Corp.	3,757,320
182,200	Vectren Corp.	5,066,982
149,000	WGL Holdings, Inc.	4,474,470
72,800	WPS Resources Corp.	3,754,296

	Total Energy	70,330,702

	Financial Institutions—41.7%
73,900	Alfa Corp.	1,217,872
297,100	AmSouth Bancorp	8,514,886
115,500	Arthur J. Gallagher & Co.	3,138,135
249,515	Associated Banc-Corp.	7,824,790
138,300	Astoria Financial Corp.	4,114,425
180,473	BancorpSouth, Inc.	4,935,936
64,500	Bank of Hawaii Corp.	3,195,330
55,679	Chemical Financial Corp.	1,704,334
190,842	Cincinnati Financial Corp.	9,000,109
151,100	Comerica, Inc.	8,846,905
101,200	Commerce Group, Inc.	3,057,252
105,000	Community Bank System, Inc.	2,221,800
158,400	Compass Bancshares, Inc.	9,336,096
41,940	Erie Indemnity Co., Class A	2,078,127
212,200	Fidelity National Financial, Inc.	8,137,870

BlackRock Strategic Dividend Achievers Trust (BDT) (continued)

Shares	Description	Value

	Financial Institutions—(cont’d)
84,400	First Charter Corp.	$ 1,990,152
186,000	First Commonwealth Financial Corp.	2,416,140
61,000	First Financial Holdings, Inc.	1,979,450
174,400	FirstMerit Corp.	3,822,848
140,000	FNB Corp.	2,315,600
244,125	Fulton Financial Corp.	4,040,269
100,900	Harleysville Group, Inc.	3,201,557
41,284	Harleysville National Corp.	867,790
73,600	Mercury General Corp.	4,061,248
204,045	Old National Bancorp	3,893,179
378,625	Old Republic Intl. Group	8,053,354
38,805	Park National Corp.	3,942,200
278,750	People's Bank	10,004,337
295,000	Popular, Inc.	5,307,050
163,834	Republic Bancorp, Inc.	2,139,672
59,800	S&T Bancorp, Inc.	1,869,946
142,800	Sky Financial Group, Inc.	3,502,884
96,600	Sterling Bancorp	1,948,422
78,900	Susquehanna Bancshares, Inc.	1,907,802
150,000	TCF Financial Corp.	4,036,500
150,354	TD Banknorth, Inc.	4,360,266
98,400	United Bankshares, Inc.	3,505,992
175,130	Valley National Bancorp	4,548,126
161,810	Washington Federal, Inc.	3,619,690
68,400	WesBanco, Inc.	2,021,220
112,200	Wilmington Trust Corp.	4,886,310

	Total Financial Institutions	171,565,871

	Health Care—1.0%
80,000	Hillenbrand Industries, Inc.	3,972,800

	Industrials—7.7%
46,300	Bandag, Inc.	1,596,424
146,500	Bemis Co.	4,497,550
320,000	Leggett & Platt, Inc.	7,302,400
162,000	LSI Industries, Inc.	2,480,220
74,600	McGrath Rentcorp	2,015,692
312,000	ServiceMaster Co.	3,210,480
97,600	Vulcan Materials	6,536,272
67,400	WW Grainger, Inc.	4,184,866

	Total Industrials	31,823,904

	Media—0.9%
169,800	New York Times Co.	3,764,466

	Real Estate—10.0%
67,000	Colonial Properties Trust (REIT)	3,211,310
91,000	Duke Realty Corp. (REIT)	3,390,660
61,800	EastGroup Properties, Inc. (REIT)	2,906,454
97,300	Health Care Property Investors, Inc. (REIT)	2,667,966
63,600	Healthcare Realty Trust, Inc. (REIT)	2,104,524
132,000	Lexington Corporate Properties Trust (REIT)	2,629,440
71,500	Liberty Property Trust (REIT)	3,349,775
148,200	National Retail Properties, Inc. (REIT)	3,088,488
140,300	Realty Income Corp. (REIT)	3,210,064
86,500	Sun Communities, Inc. (REIT)	2,761,080
98,400	United Dominion Realty Trust, Inc. (REIT)	2,740,440
89,200	Universal Health Realty Income Trust (REIT)	2,903,460
81,400	Washington Real Estate Investment Trust (REIT)	3,018,312

BlackRock Strategic Dividend Achievers Trust (BDT) (continued)

Shares	Description	Value

	Real Estate—(cont’d)
81,150	Weingarten Realty Investors (REIT)	$ 3,242,754

	Total Real Estate	41,224,727

	Technology—2.0%
197,700	Pitney Bowes, Inc.	8,168,964

	Total Common Stocks (cost $378,522,832)	409,305,967

	MONEY MARKET FUND—0.5%
1,889,605	Fidelity Institutional Money Market Prime Portfolio (cost $1,889,605)	1,889,605

	Total investments—100.0% (cost $380,412,4371)	$ 411,195,572
	Other assets in excess of liabilities—0.0%	41,028

	Net Assets—100.0%	$ 411,236,600

[1]	Cost for Federal income tax purposes is $379,773,761. The net unrealized appreciation on a tax basis is $31,421,811, consisting of $45,563,743 gross unrealized appreciation and $14,141,932 gross unrealized depreciation.

A category may contain multiple industries as defined by the SEC’s Standard Industry Codes.

KEY TO ABBREVIATIONS

REIT—Real Estate Investment Trust

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     BlackRock Strategic Dividend Achievers™ Trust

By:     /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: September 27, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: September 27, 2006

By:     /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: September 27, 2006